Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of the deferred income tax assets and liabilities
The Company had no liability for unrecognized tax benefits as of December 31, 2020, 2019 or 2018, and believes that the unrecognized tax benefits balance will not materially increase within the next twelve months.
The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2020	2019
Deferred tax assets
Accrued liabilities	$25	$25
Unrealized foreign currency translation adjustments on limited partnerships	—	317
Other assets	148	20
Total deferred tax assets	173	362
Deferred tax liabilities
Investments	(96,249)	(78,081)
Unrealized net capital gains	(56,038)	(33,151)
DAC	(11,521)	(14,447)
Life and annuity reserves	(2,483)	(29,048)
Unrealized foreign currency translation adjustments on limited partnerships	(180)	—
Other liabilities	(583)	(484)
Total deferred tax liabilities	(167,054)	(155,211)
Net deferred tax liability	$(166,881)	$(154,849)

Components of income tax expense
The components of income tax (benefit) expense for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Current	$(2,078)	$36,766	$11,257
Deferred	(9,915)	(5,840)	1,570
Total income tax (benefit) expense	$(11,993)	$30,926	$12,827

Reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations
A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2020	2019	2018
Statutory federal income tax rate - (benefit) expense	(21.0)%	21.0%	21.0%
State income taxes	3.7	1.8	5.4
Adjustments to prior year tax liabilities	(1.1)	1.4	(0.1)
Tax Legislation benefit	—	—	(3.9)
Other	(0.4)	(0.1)	(0.3)
Effective income tax rate - (benefit) expense	(18.8)%	24.1%	22.1%